PHOENIX MULTI-PORTFOLIO FUND
                    PHOENIX-SENECA TAX SENSITIVE GROWTH FUND

                     Supplement dated September 28, 2001 to
    Statement of Additional Information dated March 30, 2001, as supplemented
               April 20, 2001, June 27 2001 and September 10, 2001

The disclosure contained in the Statement of Additional Information dated March 30, 2001 is hereby supplemented as described below.

         At the end of the section titled "Performance Information", add the following disclosure on page 18:

         TAX SENSITIVE GROWTH FUND

         Performance information for the Tax Sensitive Growth Fund may include after-tax performance computed in accordance with standardized methods prescribed by the SEC. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. The after-tax returns shown in the table below are for only one class of shares offered by the prospectus (Class A); after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

       ----------------------------------------------------------- ---------------------- ----------------------
       AVERAGE ANNUAL TOTAL RETURNS
       (FOR THE PERIODS ENDED JUNE 30, 2001)                       1 YEAR                   LIFE OF FUND(1)
       ----------------------------------------------------------- ---------------------- ----------------------
       Class A--Return Before Taxes                                 -23.50%                -16.36%
       ----------------------------------------------------------- ---------------------- ----------------------
       Class A--Return After Taxes on                               -23.50%                -16.36%
       Distributions
       ----------------------------------------------------------- ---------------------- ----------------------
       Class A--Return After Taxes on Distributions and             -14.31%                -13.01%
       Sale of Fund Shares
       ----------------------------------------------------------- ---------------------- ----------------------
       S&P 500 Composite Stock Price Index(2)                       -14.84%                 -9.96%
       ----------------------------------------------------------- ---------------------- ----------------------
       ----------------------------------------------------------- ---------------------- ----------------------
       Class B (Return Before Taxes)                                -22.68%                -15.81%
       ----------------------------------------------------------- ---------------------- ----------------------
       Class C (Return Before Taxes)                                -19.46%                -13.19%
       ----------------------------------------------------------- ---------------------- ----------------------
       Class X (Return Before Taxes)                                -18.62%                -12.33%
       ----------------------------------------------------------- ---------------------- ----------------------

         (1)  Since March 1, 2000.
         (2) The S&P 500 Composite Stock Price Index is an unmanaged, commonly used measure of stock market total return performance. The Index's performance does not reflect sales charges.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF
                  ADDITIONAL INFORMATION FOR FUTURE REFERENCE.


PXP 468/TSG (09/01)